GENERAL INFORMATION	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL INFORMATION
NOTE 1  -  GENERAL INFORMATION

A.	General

(1)	Check Cap Ltd. (the “Company") was incorporated under the laws of the State of Israel. The registered address of its offices is 29 Abba Hushi Avenue, Isfiya 3009000, Israel.

(2)	The Company has a wholly-owned subsidiary, Check-Cap US, Inc., that was incorporated under the laws of the State of Delaware on May 15, 2015.

(3)
The Company is a clinical-stage medical diagnostics company aiming to redefine colorectal cancer (CRC) screening and prevention through the introduction of C-Scan®, the first and only patient-friendly preparation-free screening test to detect polyps before they may transform into cancer. The Company’s disruptive capsule-based screening technology aims to significantly increase screening adherence worldwide and help millions of people to stay healthy through preventive CRC screening. C-Scan uses an ultra-low dose X-ray capsule, an integrated positioning, control and recording system, as well as proprietary software to generate a 3D map of the inner lining of the colon. C-Scan is non-invasive and requires no preparation or sedation, allowing the patients to continue their daily routine with no interruption as the capsule is propelled through the gastrointestinal tract by natural motility.

(4)	As described in Notes 10B(2)(b) and 10B(2)(d), on February 24, 2015, the Company consummated an Initial Public Offering in the United States (U.S.) (the "IPO") concurrently with a private placement.

On August 11, 2016, the Company consummated a registered direct offering of ordinary shares and pre-funded warrants. See Note 10B(2)(h).

On June 2, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants. See Note 10B(2)(i).

On November 22, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants. See Note 10B(2)(j).

On May 8, 2018, the Company consummated an underwritten public offering of ordinary shares, pre-funded warrants and Series C warrants. See Note 10B(2)(j).

On February 6, 2019, the Company consummated a registered direct offering of ordinary shares and warrants. See Note 10B(2)(k).

In February 2020, the Company consummated a private placement of ordinary shares. See Note 10B(2)(l).

During April and May 2020, the Company consummated three registered direct offerings of ordinary shares and simultaneous private placements of warrants. See Note 10B(2)(m).

On July 27, 2020, the Company consummated a warrant exercise transaction to purchase ordinary shares and a simultaneous private placement of warrants. See Note 10B(2)(n).

Subsequent to the balance sheet date, during the first quarter of 2021 certain warrants holders exercised their warrants into ordinary shares. See Note 10B(2)(o).

The Company's ordinary shares and Series C Warrants are listed on the NASDAQ Capital Market under the symbols "CHEK" and CHEKZ” respectively.

The Company’s Series A Warrants, formerly listed on the NASDAQ Capital Market under the symbol “CHEKW”, expired on February 24, 2020; and their listing was suspended on February 28, 2020.

The consolidated financial statements of the Company as of and for the year ended December 31, 2020 include the financial statements of the Company and its wholly-owned U.S. subsidiary.

(5)
On June 5, 2020, the Company announced that it received a notification from the Nasdaq Listing Qualifications that it is not in compliance with the minimum bid price requirement for continued listing set forth in Listing Rule 5550(a)(2), which requires listed securities to maintain a minimum bid price of $1.00 per share. On April 16, 2020, in response to the COVID-19 pandemic (“COVID-19”), and the resulting related market conditions, Nasdaq elected to provide temporary relief from the bid price requirements by tolling compliance through June 30, 2020. As a result of the tolling of the bid price requirements, the Company had 180 calendar days from July 1, 2020, or until December 28, 2020, to regain compliance with the minimum bid price requirement. The Company did not regain compliance with the minimum bid price requirement before December 28, 2020, and instead advised Nasdaq of its intent to cure the deficiency within an additional 180-day grace period.  On December 29, 2020, the Company received a letter from the Listing Qualifications Staff of The Nasdaq Stock Market, LLC notifying the Company that Nasdaq has granted the Company a 180-day extension, until June 28, 2021 (the “Extension Period”), to regain compliance with the requirement for the Company’s ordinary shares to maintain a minimum bid price of $1.00 per share for continued listing on the Nasdaq Capital Market, as set forth in Nasdaq Listing Rule 5550(a)(2). On January 26, 2021, following the increase of the share price in Nasdaq during January 2021, the Company was notified by Nasdaq that it regained compliance with the minimum $1.00 bid price rule.

(6)
In late 2019, a novel strain of COVID-19, also known as coronavirus, was reported in Wuhan, China. While initially the outbreak was largely concentrated in China, it has now spread globally, including to Israel and the United States. In March 2020, the World Health Organization declared COVID-19 a pandemic and recommended containment and mitigation measures worldwide. Accordingly, many countries around the world, including Israel, have implemented significant governmental measures to control the spread of the virus, including temporary closure of businesses, severe restrictions on travel and the movement of people, and other material limitations on the conduct of business. The Company has experienced temporary disruptions to its operations as a result of the COVID-19 pandemic. In accordance with the directive of the Israel Ministry of Health, during the first wave of the COVID-19 pandemic in Israel, the majority of the Company’s employees worked remotely while a select few continued to work from its headquarters. Also, the Company temporarily suspended its clinical studies as well as interactions between hospitals and healthcare professionals and its employees and clinical trial patients. In addition, to manage this crisis, the Company implemented several cost reduction measures, including a temporary 15% reduction in salaries for all employees and management and the fees of the members of its board of directors and lowered monthly expenditures by temporarily placing a number of operational employees on unpaid leave. As a result of lowered infection rates in Israel in June 2020, which resulted in the lifting of many government restrictions to control the spread of the virus as well as the Company’s improved financial position following its financings in April and May 2020, the Company resumed near normal operations and restored salaries to their original levels. However, during July 2020, and again in October 2020, due to significantly increased infection rates in Israel, the government mandated a second and third lockdown, respectively. The Company has implemented several measures according to the Israel Ministry of Health’s guidelines, including remote working whenever possible, physical separation between employees and daily employee health monitoring. The extent to which the COVID-19 pandemic shall impact the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration and severity of the outbreak, the impact on the global economy, the impact of any further waves of COVID-19 and the actions that may be required to contain the coronavirus or treat its impact. In particular, the continued spread of COVID-19 globally could materially adversely impact the Company’s operations and workforce, including its research and clinical trials and its ability to continue raise capital, could affect the operations of key governmental agencies, such as the FDA, which may delay the Company’s development plans, and could result in the inability of the Company’s suppliers to deliver components or raw materials on a timely basis or at all, each of which in turn could have a material adverse impact on the Company’s business, financial condition and results of operation.

B.	Going concern and management plans

The accompanying consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, recruiting management and technical staff, acquiring assets and raising capital. The Company is still in its development and clinical stage and has not yet generated revenues. The extent of the Company's future operating losses and the timing of becoming profitable are uncertain. The Company has incurred losses of $13,846 and $13,836 for the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020, the Company's accumulated deficit was approximately $90,983. The Company has funded its operations to date primarily through equity financings and through grants from the Israel Innovation Authority of the Ministry of Economy and Industry (the "IIA") (formerly the Office of the Chief Scientist of the Ministry of Economy and Industry (the "OCS”)).
Additional funding will be required to complete the Company's research and development and clinical trials, to attain regulatory approvals, to establish manufacturing infrastructure and to begin the commercialization efforts of C-Scan.

To meet its capital needs, the Company is considering multiple alternatives, including, but not limited to, additional equity financings and other funding transactions. While the Company has been successful in raising financing in the past, there can be no assurance that it will be able to do so in the future on a timely basis on terms acceptable to the Company, or at all. Uncertain market conditions and approval by regulatory bodies and adverse results from clinical trials may (among other reasons) adversely impact the Company's ability to raise capital in the future.

During the first quarter of 2021, certain investors exercised their warrants previously issued by the Company, resulting in gross proceeds of approximately $19,240 for the Company. See Note 17(1).

The Company believes that current cash on hand will be sufficient to fund operations through July 2022.

Management expects that the Company will continue to generate losses from the development, manufacturing and infrastructure costs, clinical development and regulatory activities of C-Scan, which will result in negative cash flow from operating activity. This has led management to conclude that substantial doubt about the Company's ability to continue as a going concern exists. In the event the Company is unable to successfully raise additional capital, the Company will not have sufficient cash flows and liquidity to finance its business operations as currently contemplated. Accordingly, in such circumstances, the Company would be compelled to immediately reduce general and administrative expenses and scale down research and development projects and clinical trials, until it is able to obtain sufficient financing. If such sufficient financing is not timely received, the Company would then need to pursue a plan to license or sell its assets, seek to be acquired by another entity, cease operations and/or seek bankruptcy protection. The Company's consolidated financial statements do not reflect any adjustments that might result from the outcome of this uncertainty.

C.	Reverse share splits

Effective April 4, 2018, the Company's Board of Directors effected a reverse share split of 1-for-12 (i.e., 12 ordinary shares were combined into one ordinary share) (“Reverse Share Split”), in accordance with the approval of the Company's shareholders at an extraordinary general meeting of shareholders held on April 2, 2018. All references in the consolidated financial statements and notes thereto regarding the number of shares, price per share and weighted average number of shares outstanding of the Company’s ordinary shares prior to the Reverse Share Split have been adjusted to reflect the Reverse Share Split on a retroactive basis unless otherwise noted.